Major exchange rates (Tables)	12 Months Ended
Dec. 31, 2021
Effects Of Changes In Foreign Exchange Rates [Abstract]
Major exchange rates used in the financial statements
The following major exchange rates have been used in preparing the consolidated financial statements:

	closing rates			average rates
1 XXX = x,xxxx USD	December 31, 2021	December 31, 2020	December 31, 2019	2021	2020	2019
EUR	1.1326	1.2271	1.1234	1.1894	1.1384	1.1213
GBP	1.3479	1.3649	1.3204	1.3778	1.2860	1.2755